UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10391

Investment Company Act File Number

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Boston Income Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$16,200	$16,524,000
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	7,605	7,852,163
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	6,973,050
TransDigm, Inc., 6.00%, 7/15/22	15,200	14,972,000
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,408,362
TransDigm, Inc., 7.50%, 7/15/21	2,415	2,475,375

		$63,204,950

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$12,880	$7,534,800

		$7,534,800

Automotive & Auto Parts — 2.0%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,164,938
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	10,810	9,026,350
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	9,590	8,990,625
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,785,735
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,010,710
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,153,971
Navistar International Corp., 8.25%, 11/1/21	5,590	3,514,712
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	27,990	29,389,500
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	28,300	29,149,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	6,150	6,162,300
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,555,800
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	3,245	3,054,356

		$104,957,997

Banks & Thrifts — 1.0%
Ally Financial, Inc., 5.50%, 2/15/17	$16,320	$16,564,800
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,125,600
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,734,375
CIT Group, Inc., 5.25%, 3/15/18	12,025	12,453,330
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,322,813
CIT Group, Inc., 5.50%, 2/15/19(1)	7,785	8,057,475
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	3,955	4,286,231

		$51,544,624

Broadcasting — 2.1%
AMC Networks, Inc., 7.75%, 7/15/21	$12,520	$13,333,800
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	7,081,688
Netflix, Inc., 5.50%, 2/15/22(1)	15,340	15,876,900
Netflix, Inc., 5.875%, 2/15/25(1)	12,080	12,517,900
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,717,325
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,438	26,709,900
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,857,937
Tribune Media Co., 5.875%, 7/15/22(1)	12,135	12,135,000
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,035,250

		$114,265,700

Building Materials — 1.9%
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	$7,635	$7,186,444
Building Materials Corp. of America, 5.375%, 11/15/24(1)	13,140	13,008,600
Building Materials Corp. of America, 6.00%, 10/15/25(1)	12,495	12,838,612

Security	Principal Amount (000’s omitted)	Value
HD Supply, Inc., 5.25%, 12/15/21(1)	$7,870	$8,125,775
HD Supply, Inc., 7.50%, 7/15/20	18,815	19,661,675
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	12,037,200
Nortek, Inc., 8.50%, 4/15/21	5,160	5,353,500
Rexel SA, 5.25%, 6/15/20(1)	13,925	13,785,750
USG Corp., 5.50%, 3/1/25(1)	1,695	1,718,306
USG Corp., 5.875%, 11/1/21(1)	7,265	7,519,275

		$101,235,137

Cable/Satellite TV — 6.3%
Altice Financing SA, 6.625%, 2/15/23(1)	$12,290	$12,136,375
Altice Luxembourg SA, 7.625%, 2/15/25(1)	6,140	5,479,950
Altice Luxembourg SA, 7.75%, 5/15/22(1)	13,190	12,365,625
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,070,300
Cable One, Inc., 5.75%, 6/15/22(1)	3,625	3,670,313
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	8,104,775
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,428,675
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,304,462
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,675,781
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,782,018
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	3,150	3,220,875
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	13,422,187
CCOH Safari, LLC, 5.75%, 2/15/26(1)	11,655	11,624,406
CSC Holdings, LLC, 5.25%, 6/1/24	1,900	1,681,500
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	12,785,850
CSC Holdings, LLC, 7.625%, 7/15/18	7,070	7,476,525
CSC Holdings, LLC, 8.625%, 2/15/19	4,385	4,680,988
DISH DBS Corp., 5.875%, 7/15/22	14,220	13,420,125
DISH DBS Corp., 5.875%, 11/15/24	7,315	6,528,637
DISH DBS Corp., 6.75%, 6/1/21	25,172	25,738,370
Neptune Finco Corp., 10.125%, 1/15/23(1)	17,855	18,926,300
Neptune Finco Corp., 10.875%, 10/15/25(1)	20,770	22,065,529
Numericable-SFR SAS, 4.875%, 5/15/19(1)	7,765	7,755,294
Numericable-SFR SAS, 6.00%, 5/15/22(1)	24,555	24,309,450
Numericable-SFR SAS, 6.25%, 5/15/24(1)	2,925	2,866,500
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,050,326
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	14,003,309
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,574,100
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	9,873	10,502,404
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	9,675	10,243,406
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,379,125
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,358,869
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,401,287
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	7,788,550
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	5,730,175

		$338,552,361

Capital Goods — 1.0%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$10,495	$7,241,550
Anixter, Inc., 5.50%, 3/1/23(1)	9,930	9,756,225
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,459,138
HRG Group, Inc., 7.875%, 7/15/19	13,300	13,915,125
HRG Group, Inc., 7.875%, 7/15/19(1)	13,640	14,270,850
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	3,610	3,844,650

		$56,487,538

Chemicals — 1.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$14,675	$15,445,437
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,795	3,377,550
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	19,540	15,436,600

Security	Principal Amount (000’s omitted)	Value
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	$4,090	$3,834,375
Tronox Finance, LLC, 6.375%, 8/15/20	16,630	10,352,175
Tronox Finance, LLC, 7.50%, 3/15/22(1)	4,605	2,786,025
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	9,661,925
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,496,875

		$63,390,962

Consumer Products — 2.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$48,695	$47,721,100
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	13,784,200
Central Garden & Pet Co., 6.125%, 11/15/23	15,080	15,494,700
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	7,939,925
Revlon Consumer Products Corp., 5.75%, 2/15/21	4,795	4,699,100
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	4,115	4,320,750
Spectrum Brands, Inc., 5.75%, 7/15/25(1)	15,435	15,898,050
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,445,000
Tempur Sealy International, Inc., 5.625%, 10/15/23(1)	8,905	9,127,625
Tempur Sealy International, Inc., 6.875%, 12/15/20	9,421	10,009,813
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	14,965	15,301,712

		$147,741,975

Containers — 2.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.512%, 12/15/19(1)(4)	$5,475	$5,249,156
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	3,900	3,539,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	3,943,488
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,685,210
Ball Corp., 4.375%, 12/15/20	14,470	15,003,581
Berry Plastics Corp., 6.00%, 10/15/22(1)	10,130	10,383,250
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	2,210	2,187,900
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	19,637,922
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,105,400
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	6,435	6,676,312
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	33,920	33,199,200

		$106,610,669

Diversified Financial Services — 1.9%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,625	$1,596,563
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	4,465	4,409,187
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	3,470	3,374,575
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,350	5,416,875
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,711,350
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,135	6,724,024
International Lease Finance Corp., 4.625%, 4/15/21	3,890	3,841,375
International Lease Finance Corp., 8.25%, 12/15/20	16,365	18,697,012
International Lease Finance Corp., 8.625%, 1/15/22	9,855	11,567,306
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,636,760
Navient Corp., 4.875%, 6/17/19	1,245	1,142,288
Navient Corp., 5.50%, 1/15/19	15,080	14,175,200
Navient Corp., 5.875%, 10/25/24	6,255	4,968,034
Navient Corp., 7.25%, 1/25/22	1,240	1,108,250
Navient Corp., 8.00%, 3/25/20	10,785	10,650,187
Quicken Loans, Inc., 5.75%, 5/1/25(1)	6,200	5,835,750

		$102,854,736

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$5,429,531
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	10,978,650
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	1,591,469
IAC/InterActiveCorp, 4.875%, 11/30/18	13,475	13,677,125
Lamar Media Corp., 5.75%, 2/1/26(1)	3,120	3,221,400

Security	Principal Amount (000’s omitted)	Value
National CineMedia, LLC, 6.00%, 4/15/22	$8,240	$8,476,900
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,579,375
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,759,531

		$52,713,981

Energy — 9.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$4,771,025
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	23,940	23,580,900
AmeriGas Partners, L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,421,375
Antero Resources Corp., 5.375%, 11/1/21	16,185	13,797,712
Antero Resources Corp., 5.625%, 6/1/23(1)	11,100	9,268,500
Antero Resources Corp., 6.00%, 12/1/20	2,115	1,861,200
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	4,755	3,578,138
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,850	4,312,875
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,760	4,896,000
Concho Resources, Inc., 5.50%, 4/1/23	27,330	24,938,625
Concho Resources, Inc., 6.50%, 1/15/22	4,730	4,446,200
Concho Resources, Inc., 7.00%, 1/15/21	5,535	5,424,300
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	12,847,150
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	12,150	10,874,250
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	18,895	18,422,625
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	1,258,475
Diamondback Energy, Inc., 7.625%, 10/1/21	11,175	11,175,000
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	17,395	14,872,725
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	4,950	4,343,625
Energy Transfer Equity, L.P., 5.875%, 1/15/24	28,810	22,543,825
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	7,053,450
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	10,510	3,731,050
Gulfport Energy Corp., 6.625%, 5/1/23	14,100	11,350,500
Gulfport Energy Corp., 7.75%, 11/1/20	22,880	20,248,800
Harvest Operations Corp., 6.875%, 10/1/17	2,710	1,910,550
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,487,775
Matador Resources Co., 6.875%, 4/15/23	18,470	15,976,550
Memorial Resource Development Corp., 5.875%, 7/1/22	37,343	28,193,965
Noble Energy, Inc., 5.625%, 5/1/21	4,125	4,129,632
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	6,520	4,189,100
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	12,485	12,812,731
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	12,416,662
Precision Drilling Corp., 6.50%, 12/15/21	4,905	3,212,775
Range Resources Corp., 5.00%, 8/15/22	4,700	3,677,750
RSP Permian, Inc., 6.625%, 10/1/22	15,425	13,805,375
RSP Permian, Inc., 6.625%, 10/1/22(1)	6,580	5,889,100
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	19,500	17,940,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,485	11,900,512
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	19,805	17,106,569
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,075	948,688
Sabine Pass LNG, L.P., 6.50%, 11/1/20	12,645	13,134,994
Sabine Pass LNG, L.P., 7.50%, 11/30/16	18,285	18,970,687
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	13,075	10,917,625
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	19,484,475
Seventy Seven Energy, Inc., 6.50%, 7/15/22	8,790	483,450
Seventy Seven Operating, LLC, 6.625%, 11/15/19	3,875	823,438
SM Energy Co., 6.125%, 11/15/22	4,360	2,515,175
SM Energy Co., 6.50%, 11/15/21	11,000	6,459,200
SM Energy Co., 6.50%, 1/1/23	10,125	5,897,813
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	9,265	8,593,288
Tesoro Corp., 5.375%, 10/1/22	11,035	10,648,775
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	3,100	2,894,625
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	7,445	6,774,950

Security	Principal Amount (000’s omitted)	Value
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	$7,250	$1,268,750
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	1,910	1,434,719

		$511,918,023

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,512,650
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,494,400

		$11,007,050

Environmental — 0.6%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$17,195	$15,991,350
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,903,650
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,194,450
Covanta Holding Corp., 6.375%, 10/1/22	6,470	6,130,325

		$30,219,775

Food & Drug Retail — 0.5%
Rite Aid Corp., 6.125%, 4/1/23(1)	$26,925	$28,506,844

		$28,506,844

Food/Beverage/Tobacco — 2.1%
Constellation Brands, Inc., 4.25%, 5/1/23	$15,225	$15,624,656
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	2,954,750
Dean Foods Co., 6.50%, 3/15/23(1)	28,905	29,844,412
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	17,670	17,051,550
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	4,510	4,679,125
Post Holdings, Inc., 6.00%, 12/15/22(1)	4,205	4,189,231
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,815	1,903,209
Post Holdings, Inc., 7.75%, 3/15/24(1)	7,925	8,459,938
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,272,288
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	19,170	19,769,062
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,664,700

		$113,412,921

Gaming — 1.8%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$5,297	$2,701,698
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	10,262,213
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,204,000
MGM Resorts International, 6.00%, 3/15/23	12,500	12,492,188
MGM Resorts International, 7.75%, 3/15/22	24,755	26,333,131
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	14,460	9,880,512
Station Casinos, LLC, 7.50%, 3/1/21	8,595	8,895,825
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	21,470	20,557,525
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(5)	9,455	4,869,325

		$99,196,417

Health Care — 12.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,450	$1,377,319
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	9,815	8,686,275
Alere, Inc., 6.375%, 7/1/23(1)	13,745	13,023,387
Alere, Inc., 6.50%, 6/15/20	5,330	5,223,400
Alere, Inc., 7.25%, 7/1/18	2,470	2,568,491
AmSurg Corp., 5.625%, 11/30/20	10,540	10,724,450
AmSurg Corp., 5.625%, 7/15/22	9,090	9,168,401
Capsugel SA, 7.00%, 5/15/19(1)(2)	3,795	3,754,678
Centene Corp., 4.75%, 5/15/22	4,335	4,183,275
Centene Escrow Corp., 5.625%, 2/15/21(1)(6)	9,335	9,533,369
Centene Escrow Corp., 6.125%, 2/15/24(1)(6)	9,335	9,556,706
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	6,928,600
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	19,085	17,436,533
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	25,450	24,432,000

Security	Principal Amount (000’s omitted)	Value
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	$29,335	$28,784,969
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	20,485	18,308,469
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	19,618,212
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	7,620	6,438,900
Endo Finance, LLC/Endo Finco, Inc., 7.75%, 1/15/22(1)	1,280	1,342,400
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(1)	12,030	12,150,300
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 2/1/25(1)	7,805	7,747,399
ExamWorks Group, Inc., 5.625%, 4/15/23	8,618	8,691,684
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,924,844
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,780,063
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	6,580	6,712,258
HCA, Inc., 5.875%, 2/15/26	13,250	13,548,125
HCA, Inc., 6.50%, 2/15/20	12,235	13,519,675
HCA, Inc., 7.50%, 2/15/22	10,400	11,596,000
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	19,996,900
HealthSouth Corp., 5.75%, 11/1/24(1)	3,750	3,720,338
HealthSouth Corp., 5.75%, 9/15/25(1)	3,605	3,514,154
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	5,830	5,968,463
Hologic, Inc., 5.25%, 7/15/22(1)	14,540	15,103,425
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	19,055	17,244,775
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	9,956,332
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	39,735	39,238,312
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	18,295,875
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	6,180	5,940,525
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	6,195	5,544,525
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	22,380	21,093,150
MEDNAX, Inc., 5.25%, 12/1/23(1)	6,980	7,171,950
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	31,540	31,658,275
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	10,160	8,115,300
PRA Holdings, Inc., 9.50%, 10/1/23(1)	2,784	3,062,400
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	10,440	10,126,800
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,221,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,259,075
Tenet Healthcare Corp., 6.75%, 6/15/23	2,940	2,715,825
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	30,926,200
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	5,520	4,940,400
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	22,785	20,506,500
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	23,660	21,323,575
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	24,390	23,658,300
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	7,940,100
WellCare Health Plans, Inc., 5.75%, 11/15/20	22,140	22,610,475

		$660,613,131

Homebuilders/Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$9,345	$9,648,713
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	8,960,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	11,755	11,431,737

		$30,040,700

Hotels — 0.7%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$16,325	$16,896,375
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	12,110	12,382,475
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,197,738

		$35,476,588

Insurance — 1.0%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$9,155	$7,735,975
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	10,397,200
USI, Inc., 7.75%, 1/15/21(1)	16,115	14,523,644
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	21,475	18,787,940

		$51,444,759

Security	Principal Amount (000’s omitted)	Value
Leisure — 0.8%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$11,585	$11,324,337
NCL Corp., Ltd., 5.25%, 11/15/19(1)	4,950	4,999,500
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	2,185	2,225,969
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,741,200
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	7,291,200
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	16,385	15,319,975

		$45,902,181

Metals/Mining — 0.8%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$20,705	$17,443,962
IAMGOLD Corp., 6.75%, 10/1/20(1)	7,690	4,911,988
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,149,200
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	6,415,062
Novelis, Inc., 8.375%, 12/15/17	4,800	4,632,000
SunCoke Energy, Inc., 7.625%, 8/1/19	326	312,145
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,535	878,788
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	10,855	6,214,488

		$44,957,633

Paper — 0.0%(7)
Domtar Corp., 10.75%, 6/1/17	$1,855	$2,056,711

		$2,056,711

Publishing/Printing — 0.6%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$23,545	$25,134,287
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	5,415	5,347,313

		$30,481,600

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$3,785	$3,472,738
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,201,350

		$8,674,088

Restaurants — 1.4%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$17,095	$17,223,212
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	26,595	27,642,178
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	21,695	22,372,969
Yum! Brands, Inc., 3.75%, 11/1/21	4,335	3,944,850
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,022,288
Yum! Brands, Inc., 5.30%, 9/15/19	2,623	2,711,526

		$74,917,023

Services — 5.8%
Acosta, Inc., 7.75%, 10/1/22(1)	$27,315	$22,534,875
Audatex North America, Inc., 6.00%, 6/15/21(1)	17,830	18,030,587
Audatex North America, Inc., 6.125%, 11/1/23(1)	8,000	8,090,000
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	15,540	12,276,600
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	8,105	7,801,063
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	22,925	23,440,812
CEB, Inc., 5.625%, 6/15/23(1)	8,135	8,155,338
Emdeon, Inc., 6.00%, 2/15/21(1)	9,340	8,664,017
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,834,569
Hertz Corp. (The), 6.25%, 10/15/22	4,780	4,672,450
IHS, Inc., 5.00%, 11/1/22	9,300	9,427,875
Laureate Education, Inc., 10.00%, 9/1/19(1)	72,575	40,006,969
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	26,505	27,228,586
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	10,900,225
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,357,438
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	18,948,600
TeamHealth, Inc., 7.25%, 12/15/23(1)	19,690	20,625,275

Security	Principal Amount (000’s omitted)	Value
TMS International Corp., 7.625%, 10/15/21(1)	$8,380	$6,515,450
United Rentals North America, Inc., 6.125%, 6/15/23	7,630	7,382,025
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	18,874,100
United Rentals North America, Inc., 7.625%, 4/15/22	16,030	16,550,975
United Rentals North America, Inc., 8.25%, 2/1/21	552	578,220
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	9,950	4,850,625

		$308,746,674

Steel — 0.2%
ArcelorMittal, 7.25%, 2/25/22	$3,775	$3,086,063
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	13,584	10,188,000

		$13,274,063

Super Retail — 4.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$26,520	$26,785,200
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	7,495	1,764,398
Dollar Tree, Inc., 5.25%, 3/1/20(1)	9,275	9,785,125
Dollar Tree, Inc., 5.75%, 3/1/23(1)	21,435	22,694,306
Hot Topic, Inc., 9.25%, 6/15/21(1)	28,710	25,839,000
L Brands, Inc., 6.625%, 4/1/21	21,680	24,227,400
L Brands, Inc., 6.875%, 11/1/35(1)	17,520	18,177,000
L Brands, Inc., 8.50%, 6/15/19	12,810	14,955,675
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,866,125
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,915,435
Party City Holdings, Inc., 6.125%, 8/15/23(1)	19,455	18,968,625
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	10,965	11,285,726
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	15,360	15,667,968
PVH Corp., 7.75%, 11/15/23	13,090	14,595,350
rue21, Inc., 9.00%, 10/15/21(1)	9,420	6,123,000
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	14,585	15,131,938
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,245	4,451,944

		$244,234,215

Technology — 6.8%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$5,685	$5,940,825
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	10,240	11,046,400
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	34,330	36,904,750
Avaya, Inc., 9.00%, 4/1/19(1)	11,110	7,582,575
Avaya, Inc., 10.50%, 3/1/21(1)	11,336	2,826,912
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	20,950	20,426,250
CommScope, Inc., 4.375%, 6/15/20(1)	4,315	4,401,300
First Data Corp., 5.00%, 1/15/24(1)	13,110	13,208,325
First Data Corp., 5.375%, 8/15/23(1)	15,405	15,751,612
First Data Corp., 6.75%, 11/1/20(1)	9,464	9,996,350
First Data Corp., 7.00%, 12/1/23(1)	40,970	41,482,125
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	14,270	14,983,500
Infor (US), Inc., 5.75%, 8/15/20(1)	7,875	7,953,750
Infor (US), Inc., 6.50%, 5/15/22(1)	14,365	12,569,375
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	10,980	7,864,425
Informatica, LLC, 7.125%, 7/15/23(1)	12,420	11,178,000
Micron Technology, Inc., 5.25%, 8/1/23(1)	10,070	8,194,463
Micron Technology, Inc., 5.50%, 2/1/25	2,090	1,656,325
Micron Technology, Inc., 5.625%, 1/15/26(1)	6,230	4,843,825
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	15,302,025
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,699,925
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,300,663
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,679,569
Plantronics, Inc., 5.50%, 5/31/23(1)	12,395	12,518,950
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	17,316,037

Security	Principal Amount (000’s omitted)	Value
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	$12,970	$13,456,375
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	12,465	7,416,675
Zebra Technologies Corp., 7.25%, 10/15/22	30,495	31,791,037

		$361,292,343

Telecommunications — 7.0%
CenturyLink, Inc., 6.75%, 12/1/23	$11,330	$10,763,500
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	2,480	2,201,000
Digicel, Ltd., 6.00%, 4/15/21(1)	8,990	7,877,488
Digicel, Ltd., 6.75%, 3/1/23(1)	11,460	9,912,900
Equinix, Inc., 5.875%, 1/15/26	16,660	17,284,750
Frontier Communications Corp., 6.25%, 9/15/21	8,095	6,858,003
Frontier Communications Corp., 6.875%, 1/15/25	9,340	7,460,325
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,284,013
Frontier Communications Corp., 10.50%, 9/15/22(1)	11,165	10,955,656
Frontier Communications Corp., 11.00%, 9/15/25(1)	21,905	21,193,087
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,880,646
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	9,030,600
Intelsat Jackson Holdings SA, 7.50%, 4/1/21	1,850	1,604,875
Intelsat Luxembourg SA, 7.75%, 6/1/21	15,510	6,824,400
Intelsat Luxembourg SA, 8.125%, 6/1/23	16,365	6,832,388
Level 3 Financing, Inc., 5.375%, 1/15/24(1)	6,180	6,257,250
SBA Telecommunications, Inc., 5.75%, 7/15/20	8,665	9,022,431
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	843,488
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	13,271,900
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	28,782,731
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,150,000
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	1,930,000
Sprint Corp., 7.25%, 9/15/21	18,505	13,416,125
Sprint Corp., 7.625%, 2/15/25	16,885	11,618,991
Sprint Corp., 7.875%, 9/15/23	33,700	24,264,000
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,104,500
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,145,750
T-Mobile USA, Inc., 6.464%, 4/28/19	9,910	10,269,237
T-Mobile USA, Inc., 6.50%, 1/15/26	32,780	32,780,000
T-Mobile USA, Inc., 6.625%, 4/1/23	6,760	6,945,900
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,164,575
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,885,838
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	19,610	19,364,875
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	12,970	12,394,391
Windstream Services, LLC, 7.75%, 10/1/21	15,555	12,366,225
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	8,626,350

		$371,568,188

Transportation Ex Air/Rail — 1.2%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,108,200
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	6,635,500
XPO Logistics, Inc., 6.50%, 6/15/22(1)	19,315	17,359,356
XPO Logistics, Inc., 7.875%, 9/1/19(1)	36,979	37,025,224

		$63,128,280

Utilities — 1.6%
AES Corp. (The), 5.50%, 3/15/24	$4,035	$3,646,631
Calpine Corp., 5.375%, 1/15/23	15,865	14,516,475
Calpine Corp., 5.75%, 1/15/25	4,835	4,363,588
Dynegy, Inc., 6.75%, 11/1/19	15,645	15,195,206
Dynegy, Inc., 7.375%, 11/1/22	12,470	11,098,300
Dynegy, Inc., 7.625%, 11/1/24	10,620	9,398,700
NRG Energy, Inc., 7.875%, 5/15/21	11,765	10,294,375
NRG Energy, Inc., 8.25%, 9/1/20	6,695	6,109,187

Security	Principal Amount (000’s omitted)	Value
NRG Yield Operating, LLC, 5.375%, 8/15/24	$5,690	$4,808,050
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	1,470	1,179,675
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	4,530	3,522,075

		$84,132,262

Total Corporate Bonds & Notes (identified cost $4,861,506,855)		$4,536,296,899

Senior Floating-Rate Loans — 4.8%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$2,559	$2,485,486

		$2,485,486

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,384	$9,035,037

		$9,035,037

Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$7,583,333

		$7,583,333

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,516,250

		$6,516,250

Gaming — 0.2%
Station Casinos, LLC, Term Loan, 4.25%, Maturing 3/2/20	$10,184	$10,022,422

		$10,022,422

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$7,005	$7,001,103

		$7,001,103

Metals/Mining — 0.1%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$8,846	$6,181,252

		$6,181,252

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$7,503	$7,320,571
McGraw-Hill Global Education Holdings, LLC, Term Loan, 4.75%, Maturing 3/22/19	9,374	9,274,019

		$16,594,590

Services — 1.0%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$20,075	$17,749,653
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	14,444	14,353,526
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	12,846	11,764,723
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,908	3,082,810
ServiceMaster Company, Term Loan, 4.25%, Maturing 7/1/21	8,640	8,591,325

		$55,542,037

Super Retail — 1.3%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$15,781	$15,474,998
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	20,043	19,458,406
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,400,000
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	12,448	12,079,584
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	16,060	12,606,789

		$69,019,777

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 0.0%(7)
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$1,050	$556,500

		$556,500

Telecommunications — 0.8%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$12,114	$11,436,018
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	34,250	29,095,375

		$40,531,393

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,046,778
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,908	1,592,819
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	329	274,624
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,631	2,196,991

		$6,111,212

Utilities — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$17,456	$17,434,240
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	4,684	4,662,691

		$22,096,931

Total Senior Floating-Rate Loans (identified cost $281,765,846)		$259,277,323

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.0%(7)
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(2)	$15,741	$713,370

		$713,370

Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$19,505	$23,808,290

		$23,808,290

Utilities — 0.3%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$10,265	$8,468,625
NRG Yield, Inc., 3.50%, 2/1/19(1)	9,175	8,085,469

		$16,554,094

Total Convertible Bonds (identified cost $57,105,153)		$41,075,754

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(9)	$5,515	$5,540,415
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	8,101	7,815,936

Total Commercial Mortgage-Backed Securities (identified cost $13,371,630)		$13,356,351

Common Stocks — 0.2%

Security	Shares	Value
Building Materials — 0.1%
Panolam Holdings Co.(10)(11)(12)	6,997	$6,087,600

		$6,087,600

Security	Shares	Value
Consumer Products — 0.0%(7)
HF Holdings, Inc.(10)(11)(12)	3,400	$55,658

		$55,658

Energy — 0.1%
Seven Generations Energy, Ltd., Class A(11)	270,455	$3,042,595

		$3,042,595

Gaming — 0.0%(7)
New Cotai Participation Corp., Class B(10)(11)(12)	36	$524,268

		$524,268

Total Common Stocks (identified cost $9,486,727)		$9,710,121

Convertible Preferred Stocks — 0.5%

Security	Shares	Value
Energy — 0.0%(7)
Chesapeake Energy Corp., 4.50%	18,259	$252,522

		$252,522

Health Care — 0.5%
Alere, Inc., 3.00%	95,349	$26,763,272

		$26,763,272

Total Convertible Preferred Stocks (identified cost $25,670,502)		$27,015,794

Miscellaneous — 0.4%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(7)
Adelphia, Inc., Escrow Certificate(11)	10,260,000	$64,125
Adelphia, Inc., Escrow Certificate(11)	5,085,000	31,781

		$95,906

Energy — 0.0%
SemGroup Corp., Escrow Certificate(10)(11)	10,225,000	$0

		$0

Gaming — 0.4%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(11)	$2,349,221	$117
PGP Investors, LLC, Membership Interests(10)(11)(12)	38,571	17,533,801
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(10)(11)(12)	8,520	3,989,320

		$21,523,238

Utilities — 0.0%(7)
EME Reorganization Trust	9,902,937	$29,709

		$29,709

Total Miscellaneous (identified cost $15,283,903)		$21,648,853

Warrants — 0.0%

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(10)(11)	5,575	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 7.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(13)	$377,574	$377,574,365

Total Short-Term Investments (identified cost $377,574,365)		$377,574,365

Total Investments — 99.0% (identified cost $5,641,764,981)		$5,285,955,460

Other Assets, Less Liabilities — 1.0%		$50,887,172

Net Assets — 100.0%		$5,336,842,632

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $2,553,572,486 or 47.8% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(5)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	When-issued security/delayed delivery security.

(7)	Amount is less than 0.05%.

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $249,913.

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD 2,873,145	CAD 4,050,000	State Street Bank and Trust Company	4/29/16	$—	$(18,100)

				$—	$(18,100)

Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America, N.A.	Ford Motor Co.	Baa3/BBB-	$5,000	5.00	%(1)	3/20/17	$289,434	$(34,950)	$254,484
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00	(1)	12/20/16	190,593	(1,427)	189,166
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	140,800	(39,057)	101,743
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	140,800	(21,823)	118,977
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	376,420	(70,727)	305,693
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	140,801	(25,275)	115,526
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	376,421	(52,394)	324,027

Total			$36,500				$1,655,269	$(245,653)	$1,409,616

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $36,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,656,957,626

Gross unrealized appreciation	$70,440,947
Gross unrealized depreciation	(441,443,113)

Net unrealized depreciation	$(371,002,166)

Restricted Securities

At January 31, 2016, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$55,658
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	524,268
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,087,600

Total Common Stocks			$5,138,965	$6,667,526

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$17,533,801
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	149,100	3,989,320

Total Miscellaneous			$13,452,225	$21,523,121

Total Restricted Securities			$18,591,190	$28,190,647

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$1,655,269	$—
Foreign Exchange	Forward foreign currency exchange contracts	—	(18,100)

Total		$1,655,269	$(18,100)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,536,296,899	$—	$4,536,296,899
Senior Floating-Rate Loans	—	259,277,323	—	259,277,323
Convertible Bonds	—	41,075,754	—	41,075,754
Commercial Mortgage-Backed Securities	—	13,356,351	—	13,356,351
Common Stocks	3,042,595	—	6,667,526	9,710,121
Convertible Preferred Stocks	252,522	26,763,272	—	27,015,794
Miscellaneous	29,709	96,023	21,523,121	21,648,853
Warrants	—	—	0	0
Short-Term Investments	—	377,574,365	—	377,574,365
Total Investments	$3,324,826	$5,254,439,987	$28,190,647	$5,285,955,460
Swap Contracts	$—	$1,655,269	$—	$1,655,269
Total	$3,324,826	$5,256,095,256	$28,190,647	$5,287,610,729

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(18,100)	$—	$(18,100)
Total	$—	$(18,100)	$—	$(18,100)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016